DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2023
Investments, All Other Investments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 7 – DERIVATIVE FINANCIAL INSTRUMENTS

Embedded derivatives

The Company’s convertible promissory notes gave rise to derivative financial instruments. The notes embodied certain terms and conditions that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics. These terms and features consist of the embedded conversion option.

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of September 30, 2023 and the amounts that were reflected in income related to derivatives for the period ended:

	September 30, 2023
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Embedded derivatives	533,622	$116,559
Total	533,622	$116,559

There were no fair value instruments as of December 31, 2022.

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the three and nine months ended September 30, 2023 and 2022:

	For the Three months Ended
	September 30, 2023	September 30, 2022
Embedded derivatives	$(18,046)	$—
Loss on issuance of derivative	(13,513)	—
Total gain (loss)	$(31,559)	$—

	For the Nine months Ended
	September 30, 2023	September 30, 2022
Embedded derivatives	$84,564	$—
Loss on issuance of derivative	(100,371)	—
Total gain (loss)	$(15,807)	$—

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. The Company has selected the Monte Carlo Simulation Model, which approximates the Monte Carlo Simulations, valuation technique to fair value the embedded derivative because it believes that this technique is reflective of all significant assumption types, and ranges of assumption inputs, that market participants would likely consider in transactions involving embedded derivatives. Such assumptions include, among other inputs, interest risk assumptions, credit risk assumptions and redemption behaviors in addition to traditional inputs for option models such as market trading volatility and risk-free rates. The Binomial Lattice Model technique is a level three valuation technique because it requires the development of significant internal assumptions in addition to observable market indicators. For instruments in which the time to expiration has expired, the Company has utilized the intrinsic value as the fair value. The intrinsic value is the difference between the quoted market price on the valuation date and the applicable conversion price.

Significant inputs and results arising from the Monte Carlo Simulation process are as follows for the embedded derivatives that have been bifurcated from the convertible notes and classified in liabilities:

	Inception Date	September 30, 2023
Quoted market price on valuation date	$0.3338	$0.3338
Effective contractual conversion rates	$0.1690	$0.1680
Contractual term to maturity	1 year	0.98 years
Market volatility:
Volatility	143.96%-730.38%	123.27%-733.78%
Risk-adjusted interest rate	8.48%	8.44%

The following table reflects the issuances of embedded derivatives and changes in fair value inputs and assumptions related to the embedded derivatives as of September 30, 2023 and December 31, 2022.

	Nine months Ended September 30, 2023	Year Ended December 31, 2022
Balances at beginning of period	$—	$3,116,734
Issuances:
Embedded derivatives	250,371	396,013
Conversions	(49,248)	(3,512,747)
Changes in fair value inputs and assumptions reflected in income	(84,564)	—
Balances at end of period	$116,559	$—